RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 14 — RELATED PARTY TRANSACTIONS

As part of the employment agreement with its CEO, the Company provided a $1,000,000 signing bonus in 2012, which has not been paid and is recorded in accrued compensation on the condensed consolidated balance sheets, along with unpaid base salary of $1,625,000 in aggregate attributable for the period from 2012 through 2018. Any unpaid and accrued compensation due to the CEO under his employment agreement will accrue interest on the principal amount at a rate of 10% per annum from the date of his employment agreement until it is paid. Even though the employment agreement expired and has not been renewed, the Company has an obligation under the agreement to continue to accrue interest on the unpaid balance.

As of June 30, 2022 and December 31, 2021, the Company had accrued $2,625,000 of compensation as accrued compensation and has balances of $1,445,764 and $1,565,588, respectively, in accrued interest in current liabilities on its condensed consolidated balance sheets, related to the CEO’s employment agreement. Amounts owed under this arrangement are payable on demand. The Company recorded interest expense related to the accrued compensation in the condensed consolidated statements of operations amounting to $65,445 for both the three months ended June 30, 2022 and 2021, and $130,171 for the six months ended June 30, 2022 and 2021. On June 15, 2022, the Company paid $250,000 to its CEO for interest owed on the accrued compensation.

The Company entered into the DE LLC Note with an entity wholly owned by our CEO. See Note 9 for further discussion.

NOTE 23 — RELATED PARTY TRANSACTIONS

As part of the employment agreement with its CEO, the Company provided a $1,000,000 signing bonus in 2012, which has not been paid and is recorded in accrued compensation on the consolidated balance sheets, along with unpaid base salary of $1,625,000 in aggregate attributable for the period from 2012 through 2018. Any unpaid and accrued compensation due to the CEO under his employment agreement will accrue interest on the principal amount at a rate of 10% per annum from the date of his employment agreement until it is paid. Even though the employment agreement expired and has not been renewed, the Company has an obligation under the agreement to continue to accrue interest on the unpaid balance.

As of December 31, 2021 and 2020, the Company had accrued $2,625,000 of compensation as accrued compensation and has balances of $1,565,588 and $1,756,438 respectively, in accrued interest in current liabilities on its consolidated balance sheets, related to the CEO’s employment agreement. Amounts owed under this arrangement are payable on demand. The Company recorded interest expense related to the accrued compensation in the consolidated statements of operations amounting to $262,500 and $263,219, respectively for the years ended December 31, 2021 and 2020. During year ended December 31, 2021, the Company paid interest amounting to $453,345 in connection with the accrued compensation to the CEO; no such interest was paid during the year ended December 31, 2020.

The Company entered into the New DE LLC Note with an entity wholly owned by our CEO. See Note 17 for further discussion.

For the period between October 5th and December 20th, 2021, Aircraft Pictures Limited (“Aircraft”), a company in which Anthony Leo, one the Company’s Directors is a shareholder, hired 42West to provide publicity for Aircraft in exchange for retainer fees of $8,500 per month and made payments of $17,000 in the aggregate related to these services.

In connection with the acquisition of 42West, the Company and its CEO, as personal guarantor, entered into put agreements with each of the sellers of 42West, pursuant to which the Company granted the put rights. During the years ended December 31, 2021 and 2020, the Company made payments amounting to $400,000 and $450,000, respectively, to Ms. Leslee Dart, while she was a member of the Board, related to the put rights. Pursuant to the terms of one such Put Agreement, Ms. Dart exercised 6,507 put rights at a purchase price of $46.10 per share during the year ended December 31, 2021. As of December 31, 2021, the Company does not owe Ms. Dart any amounts related to the exercise of these put rights. On May 16, 2021, Ms. Dart resigned from her position as a member of the Board effective as of such date.